Commitments and Contingencies (Detail)	1 Months Ended			3 Months Ended		12 Months Ended
	May 31, 2023	Nov. 23, 2020	May 31, 2020 USD ($)	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 19, 2019 USD ($)	Apr. 30, 2019 USD ($)	Jun. 30, 2017 USD ($)
Commitments and contingencies (Details) [Line Items]
Total rent expense for operating lease facilities				$ 1,500,000	$ 1,400,000	$ 5,600,000	$ 5,400,000	$ 5,500,000
Letters of credit issued amount				$ 500,000		$ 500,000
Unconditional purchase commitment amount											$ 8,000,000
Commitment amount paid under the agreement					$ 1,700,000		5,500,000	$ 0
Description of purchase commitment, term				In April 2019, the Company signed an unconditional purchase commitment related to the use of Microsoft Office 365 in the amount of $2.1 million payable in three equal installments during 2019, 2020, and 2021. In May 2020, the Company signed an unconditional purchased commitment in the amount of $22.0 million to purchase IT solutions over a three-year term. Under this agreement, payments are made upon receipt of licenses and any remaining obligations due at the end of the three-year term in May 2023. Given the Company's history of procuring similar products, it is expected that cash payments to the supplier will occur in 2021 and 2022 with any remaining amounts coming due in 2023. During the year ended December 31, 2019, the Company paid $0.7 million under the 2019 agreement. During the year ended December 31, 2020, the Company paid $0.7 million related to the 2019 agreement and $3.1 million under the 2020 agreement for a total of $3.8 million. During the three months ended March 31, 2021, the Company paid $2.7 million related to the 2020 agreement.		In April 2019, the Company signed an unconditional purchase commitment related to the use of Microsoft Office 365 in the amount of $2.1 million payable in three equal installments during 2019, 2020, and 2021. In May 2020, the Company signed an unconditional purchased commitment in the amount of $22.0 million to purchase IT solutions over a three-year term. Under this agreement, payments are made upon receipt of licenses and any remaining obligations due at the end of the three-year term in May 2023. Given the Company's history of procuring similar products, it is expected that cash payments to the supplier will occur in 2021 and 2022 with any remaining amounts coming due in 2023. During the year ended December 31, 2020, the Company paid $0.7 million related to the 2019 agreement and $3.1 million under the 2020 agreement for a total of $3.8 million. For the year ended December 31, 2019, the Company paid $0.7 million under the 2019 agreement.
Unconditional purchase commitment, paid						$ 3,800,000
2019 Agreement [Member]
Commitments and contingencies (Details) [Line Items]
Unconditional purchase commitment, paid						700,000	$ 700,000
2020 Agreement [Member]
Commitments and contingencies (Details) [Line Items]
Unconditional purchase commitment, paid				$ 2,700,000		$ 3,100,000
Microsoft Office 365 [Member]
Commitments and contingencies (Details) [Line Items]
Unconditional purchase commitment amount										$ 2,100,000
IT solutions [Member]
Commitments and contingencies (Details) [Line Items]
Unconditional purchase commitment amount			$ 22,000,000
Unconditional purchase commitment, term			3 years
IT solutions [Member] | Subsequent Event [Member]
Commitments and contingencies (Details) [Line Items]
Unconditional purchase commitment, term	3 years
Apex Technology Acquisition Corp [Member]
Commitments and contingencies (Details) [Line Items]
Underwriting agreement description				The Company granted the underwriters a 45-day option to purchase up to 4,575,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On September 19, 2019, the underwriters partially exercised their over-allotment option to purchase an additional 4,500,000 Units at $10.00 per Unit and forfeited the option to exercise the remaining 75,000 Units.		The Company granted the underwriters a 45-day option to purchase up to 4,575,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On September 19, 2019, the underwriters partially exercised their over-allotment option to purchase an additional 4,500,000 Units at $10.00 per Unit and forfeited the option to exercise the remaining 75,000 Units.
Underwriting discount				$ 6,100,000		$ 6,100,000
Deferred underwriting fees				$ 13,150,000		$ 13,150,000			$ 13,150,000
Underwriting discount per units (in Dollars per share) | $ / shares				$ 0.20		$ 0.20
Business Combination Agreement [Member] | Apex Technology Acquisition Corp [Member]
Commitments and contingencies (Details) [Line Items]
Aggregate cash consideration				$ 35,000,000
Divided exercise price (in Dollars per share) | $ / shares				$ 10.00		$ 10.00
Aggregate cash consideration, description				All holders of shares of common stock of AvePoint, par value $0.001 per share ("AvePoint Common Stock") other than the Named Executives will receive an aggregate amount of between $75 million and approximately $93 million in cash (subject to deduction for certain expenses) based on an election ("Cash Election") from the balance of the Aggregate Cash Consideration and will receive the remainder of their consideration in shares of Apex Common Stock from the Aggregate Stock Consideration;		All holders of shares of common stock of AvePoint, par value $0.001 per share ("AvePoint Common Stock") other than the Named Executives will receive an aggregate amount of between $75 million and approximately $92 million in cash (subject to deduction for certain expenses)
Subscription agreements, description		Pursuant to which the PIPE Investors agreed to purchase an aggregate of 14,000,000 shares of Apex Common Stock (the "PIPE Shares"), at a purchase price of $10.00 per share for an aggregate purchase price of $140,000,000, in one or more private placement transactions (the "Private Placements").
Business Combination Agreement [Member] | Apex Technology Acquisition Corp [Member] | AvePoint Preferred Stock [Member]
Commitments and contingencies (Details) [Line Items]
Aggregate cash consideration				$ 263,000,000		$ 262,000,000
Aggregate cash consideration, description				(a) 1,000,000 shares of Apex Common Stock, in the aggregate, if at any time from and after the Closing through the seventh anniversary thereof (x) the Closing Price is greater than or equal to $12.50 over any 20 Trading Days within any 30 Trading Day period or (y) Apex consummates a Subsequent Transaction, which results in the stockholders of Apex having the right to exchange their shares for cash, securities or other property having a value equaling or exceeding $12.50 per share (the “First Milestone”) (such 1,000,000 shares of Apex Common Stock, the “First Milestone Contingent Consideration”); (b) 1,000,000 shares of Apex Common Stock, in the aggregate, if at any time from and after the Closing through the seventh anniversary thereof (x) the Closing Price is greater than or equal to $15.00 over any 20 Trading Days within any 30 Trading Day period or (y) Apex consummates a Subsequent Transaction, which results in the stockholders of Apex having the right to exchange their shares for cash, securities or other property having a value equaling or exceeding $15.00 per share (the “Second Milestone”) (such 1,000,000 shares of Apex Common Stock, the “Second Milestone Contingent Consideration”); and (c) 1,000,000 shares of Apex Common Stock, in the aggregate, if at any time from and after the Closing through the seventh anniversary thereof (x) the Closing Price is greater than or equal to $17.50 over any 20 Trading Days within any 30 Trading Day period or (y) Apex consummates a Subsequent Transaction, which results in the stockholders of Apex having the right to exchange their shares for cash, securities or other property having a value equaling or exceeding $17.50 per share (the “Third Milestone”) (such 1,000,000 shares of Apex Common Stock, the “Third Milestone Contingent Consideration” and together with the First Milestone Contingent Consideration and the Second Milestone Contingent Consideration, the “Contingent Consideration”). For the avoidance of doubt, the maximum amount of the Contingent Consideration is 3,000,000 shares of Apex Common Stock, in the aggregate.		(a) 1,000,000 shares of Apex Common Stock, in the aggregate, if at any time from and after the Closing through the seventh anniversary thereof (x) the Closing Price is greater than or equal to $12.50 over any 20 Trading Days within any 30 Trading Day period or (y) Apex consummates a Subsequent Transaction, which results in the stockholders of Apex having the right to exchange their shares for cash, securities or other property having a value equaling or exceeding $12.50 per share (the “First Milestone”) (such 1,000,000 shares of Apex Common Stock, the “First Milestone Contingent Consideration”); (b) 1,000,000 shares of Apex Common Stock, in the aggregate, if at any time from and after the Closing through the seventh anniversary thereof (x) the Closing Price is greater than or equal to $15.00 over any 20 Trading Days within any 30 Trading Day period or (y) Apex consummates a Subsequent Transaction, which results in the stockholders of Apex having the right to exchange their shares for cash, securities or other property having a value equaling or exceeding $15.00 per share (the “Second Milestone”) (such 1,000,000 shares of Apex Common Stock, the “Second Milestone Contingent Consideration”); and (c) 1,000,000 shares of Apex Common Stock, in the aggregate, if at any time from and after the Closing through the seventh anniversary thereof (x) the Closing Price is greater than or equal to $17.50 over any 20 Trading Days within any 30 Trading Day period or (y) Apex consummates a Subsequent Transaction, which results in the stockholders of Apex having the right to exchange their shares for cash, securities or other property having a value equaling or exceeding $17.50 per share (the “Third Milestone”) (such 1,000,000 shares of Apex Common Stock, the “Third Milestone Contingent Consideration” and together with the First Milestone Contingent Consideration and the Second Milestone Contingent Consideration, the “Contingent Consideration”). For the avoidance of doubt, the maximum amount of the Contingent Consideration is 3,000,000 shares of Apex Common Stock, in the aggregate.
Business Combination Agreement [Member] | Apex Technology Acquisition Corp [Member] | AvePoint Preferred Stock [Member] | Series C Preferred Stock [Member]
Commitments and contingencies (Details) [Line Items]
Aggregate cash consideration				$ 135,000,000		$ 135,000,000
Common stock, par value | $ / shares				$ 0.001		$ 0.001
Business Combination Agreement [Member] | Apex Technology Acquisition Corp [Member] | Apex Common Stock [Member]
Commitments and contingencies (Details) [Line Items]
Aggregate cash consideration						$ 35,000,000
Share of common stock (in Shares)				143,210,835		143,261,093
Common stock, par value | $ / shares						$ 0.0001